Seller	Alt ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	20250204017	Closed	2024-03-13 19:01	2024-03-13 19:01	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.  This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/13/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.  This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/13/2024

																XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204017	Closed	2024-03-04 10:56	2024-03-13 19:00	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/13/2024

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/13/2024

Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/04/2024
												Resolved-Document Uploaded. - Due Diligence Vendor-03/13/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/13/2024	XXXXXXXX_RDA.pdf			XX	Second Home	Purchase	NA	XXX	N/A	N/A
XXXX	20250204006	Closed	2024-03-06 18:02	2024-03-15 16:06	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/15/2024
Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/15/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/06/2024
												Resolved-Document Uploaded. - Due Diligence Vendor-03/15/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/15/2024	XXXXXXXX_RDA.pdf			XX	Second Home	Purchase	NA	XXX	N/A	N/A
XXXX	20250204006	Closed	2024-03-06 13:28	2024-03-15 14:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024
Counter-AFBA Disclosure is required on all consumer purpose loans within 3 business days of application.  When no affiliates are used, the disclosure must indicate there are no affiliates.  This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/13/2024
Ready for Review-Not required when affiliates are not utilized.   - Seller-03/12/2024
Open-RESPA: AfBA Disclosure is Missing - Due Diligence Vendor-03/06/2024
											Ready for Review-Not required when affiliates are not utilized. - Seller-03/12/2024	Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024				XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204001	Closed	2024-03-19 19:51	2024-03-19 19:51	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.   This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.
 - Due Diligence Vendor-03/19/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.   This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.
 - Due Diligence Vendor-03/19/2024

																XX	Investment	Refinance	Cash Out - Home Improvement/Reno	XXX	Investor Post-Close	No
XXXX	20250204001	Closed	2024-03-18 17:28	2024-03-19 19:51	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/19/2024

Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024

Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/18/2024
												Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXXXXXX_RDA.pdf			XX	Investment	Refinance	Cash Out - Home Improvement/Reno	XXX	N/A	N/A
XXXX	20250204007	Closed	2024-03-01 17:04	2024-03-15 14:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024
Counter-AFBA Disclosure is required on all consumer purpose loans within 3 business days of application.  When no affiliates are used, the disclosure must indicate there are no affiliates.  This finding is non-material and will be rated a B for all agencies.
 - Due Diligence Vendor-03/12/2024
Ready for Review-No affiliates were utilized. - Seller-03/07/2024
Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated an B. - Due Diligence Vendor-03/01/2024
											Ready for Review-No affiliates were utilized. - Seller-03/07/2024	Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024				XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204004	Closed	2024-03-04 17:27	2024-03-15 14:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024
Counter-AFBA Disclosure is required on all consumer purpose loans within 3 business days of application.  When no affiliates are used, the disclosure must indicate there are no affiliates.  This finding is non-material and will be rated a B for all agencies.
 - Due Diligence Vendor-03/12/2024
Ready for Review-No Affiliates were utilized - Seller-03/07/2024
Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated an B. - Due Diligence Vendor-03/07/2024
											Ready for Review-No Affiliates were utilized - Seller-03/07/2024	Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024				XX	Investment	Refinance	Cash Out - Other	XXX	Investor Post-Close	No
XXXX	20250204004	Closed	2024-03-04 19:05	2024-03-11 18:11	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Received At Least Four Business Days Before Consummation
Resolved-Evidence provided that revised LE was received electronically on XX/XX/XXXX to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/11/2024
Ready for Review-Document Uploaded. Signed LE has been uploaded - Seller-03/07/2024
Open-A revised Loan Estimate was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of  (XX/XX/XXXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XX/XX/XXXX). (12 CFR 1026.19(e)(4)(ii)) The re-disclosed LE reflects a Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 4 business days prior to consummation of XX/XX/XXXX. No Cure. - Due Diligence Vendor-03/04/2024
											Ready for Review-Document Uploaded. Signed LE has been uploaded - Seller-03/07/2024	Resolved-Evidence provided that revised LE was received electronically on XX/XX/XXXX to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/11/2024	Signed LE 3.pdf			XX	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	20250204004	Closed	2024-03-04 19:05	2024-03-11 18:11	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Received At Least Four Business Days Before Consummation (Investment Property Warning)
Resolved-Evidence provided that revised LE was received electronically on XX/XX/XXXX to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/11/2024
Ready for Review-Document Uploaded. Signed LE has been uploaded. - Seller-03/07/2024
Open-A revised Loan Estimate was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to the consummation date of (XX/XX/XXXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XX/XX/XXXX). (12 CFR 1026.19(e)(4)(ii)) The re-disclosed LE reflects a Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 4 business days prior to consummation of XX/XX/XXXX. No Cure. - Due Diligence Vendor-03/04/2024
											Ready for Review-Document Uploaded. Signed LE has been uploaded. - Seller-03/07/2024	Resolved-Evidence provided that revised LE was received electronically on XX/XX/XXXX to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/11/2024	Signed LE 3.pdf			XX	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	20250204018	Closed	2024-03-14 18:06	2024-03-21 21:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client.
 - Due Diligence Vendor-03/21/2024

Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/16/2024
												Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024				XX	Primary Residence	Refinance	Cash Out - Debt Consolidation	XXX	Investor Post-Close	No
XXXX	20250204005	Closed	2024-03-13 14:39	2024-03-21 21:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client.
 - Due Diligence Vendor-03/21/2024

Open-RESPA: AfBA Disclosure is Missing . This finding is non-material and will be rate a B for all agencies.  - Due Diligence Vendor-03/13/2024
												Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024				XX	Primary Residence	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204005	Closed	2024-03-19 13:57	2024-03-19 13:57	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.   This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/19/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.   This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/19/2024

																XX	Primary Residence	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204005	Closed	2024-03-13 16:56	2024-03-19 13:55	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/19/2024

Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024

Open-A valid secondary valuation supporting the origination appraisal value is not present. CU risk score is 5 and LCA risk is 4.  - Due Diligence Vendor-03/13/2024
												Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXXXXXX_RDA.pdf			XX	Primary Residence	Purchase	NA	XXX	N/A	N/A
XXXX	20250204020	Closed	2024-03-14 12:05	2024-03-21 21:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client.
 - Due Diligence Vendor-03/21/2024

Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.  - Due Diligence Vendor-03/14/2024
												Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024				XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204021	Closed	2024-03-15 16:51	2024-03-15 16:51	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/15/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/15/2024

																XX	Investment	Refinance	Cash Out - Other	XXX	Investor Post-Close	No
XXXX	20250204021	Closed	2024-03-05 18:50	2024-03-15 16:50	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/15/2024

Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/15/2024

Open-A valid secondary valuation supporting the origination appraisal value is not present. . - Due Diligence Vendor-03/05/2024
												Resolved-Document Uploaded. - Due Diligence Vendor-03/15/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/15/2024	XXXXXXXX_RDA.pdf			XX	Investment	Refinance	Cash Out - Other	XXX	N/A	N/A
XXXX	20250204021	Closed	2024-03-05 18:06	2024-03-15 14:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024

Open-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/12/2024

Open-RESPA: AfBA Disclosure is Missing - Due Diligence Vendor-03/05/2024
												Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/15/2024				XX	Investment	Refinance	Cash Out - Other	XXX	Investor Post-Close	No
XXXX	20250204019	Closed	2024-03-15 16:56	2024-03-15 16:56	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/15/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/15/2024

																XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204019	Closed	2024-03-06 16:39	2024-03-15 16:56	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/15/2024

Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/15/2024

Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/06/2024
												Resolved-Document Uploaded. - Due Diligence Vendor-03/15/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/15/2024	XXXXXXXX_RDA.pdf			XX	Second Home	Purchase	NA	XXX	N/A	N/A
XXXX	20250204019	Closed	2024-03-11 15:55	2024-03-14 18:40	Resolved	1 - Information	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the Attorney Fee was inadvertently include in the finance charge calculations. Subject property is located in a State that excludes said fee if the Borrower acknowledges an “Attorney Preference Disclosure”. Disclosure was located within the loan file; therefore, the Attorney fee should be excluded.  Condition cleared.  - Due Diligence Vendor-03/14/2024
Resolved-Resolved - Due Diligence Vendor-03/14/2024
Ready for Review-Document Uploaded. Please provide your calculations.  If the uploaded form is obtained at application, the XX Attorney Fee is not a Pre-Paid Finance Charge. - Seller-03/13/2024
Open-The disclosed finance charge ($X,XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($X,XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) - Due Diligence Vendor-03/11/2024
											Ready for Review-Document Uploaded. Please provide your calculations. If the uploaded form is obtained at application, the XX Attorney Fee is not a Pre-Paid Finance Charge. - Seller-03/13/2024
Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the Attorney Fee was inadvertently include in the finance charge calculations. Subject property is located in a State that excludes said fee if the Borrower acknowledges an “Attorney Preference Disclosure”. Disclosure was located within the loan file; therefore, the Attorney fee should be excluded.  Condition cleared.  - Due Diligence Vendor-03/14/2024

 Resolved-Resolved - Due Diligence Vendor-03/14/2024

													XXXXXXXX Right to select an Attorney.pdf			XX	Second Home	Purchase	NA	XXX	N/A	N/A
XXXX	20250204013	Closed	2024-03-18 07:19	2024-03-21 21:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client.
 - Due Diligence Vendor-03/21/2024

Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-03/18/2024
												Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024				XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204008	Closed	2024-03-18 11:23	2024-03-21 21:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client.
 - Due Diligence Vendor-03/21/2024

Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-03/18/2024
												Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024				XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204009	Closed	2024-03-08 14:03	2025-01-17 19:01	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A - Due Diligence Vendor-01/17/2025

Acknowledged- - Due Diligence Vendor-03/15/2024

Open-S&P RA Only - Value grade equals B, secondary product within tolerance. - Due Diligence Vendor-03/08/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A - Due Diligence Vendor-01/17/2025

																XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No
XXXX	20250204011	Closed	2024-03-05 15:13	2024-03-15 17:06	Resolved	1 - Information	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines
Resolved-Lender provided sufficient evidence to verify that the employment history meets requirements. Documentation submitted is deemed acceptable. Income and Employment meet guidelines. Condition cleared. - Due Diligence Vendor-03/15/2024
Ready for Review-Document Uploaded. File contained a full detail letter and evidence of the borrower's previous 5+ year history in the same line of work. - Seller-03/14/2024
Counter-Counter - Exception document provided only lists the issue related to the income.  Please provide exception listing the issue regarding the lack of employment verification from third party as required by guidelines.  - Due Diligence Vendor-03/11/2024
Ready for Review-Document Uploaded. Management approved the income/employment exception based on the borrower's letter of explanation dating the employment back to XX/XX/XXXX, along with the 78% LTV and 11% DTI. - Seller-03/08/2024
Open-Income and Employment Do Not Meet Guidelines Missing CPA letter or other third-party documentation to evidence the borrower has been in the same industry as the self-employed business for a minimum of 5 years as required by guidelines. - Due Diligence Vendor-03/05/2024

Ready for Review-Document Uploaded. File contained a full detail letter and evidence of the borrower's previous 5+ year history in the same line of work. - Seller-03/14/2024
 Ready for Review-Document Uploaded. Management approved the income/employment exception based on the borrower's letter of explanation dating the employment back to XX/XX/XXXX, along with the 78% LTV and 11% DTI. - Seller-03/08/2024

Resolved-Lender provided sufficient evidence to verify that the employment history meets requirements. Documentation submitted is deemed acceptable. Income and Employment meet guidelines. Condition cleared. - Due Diligence Vendor-03/15/2024

													Exception for 12 months bank statements.pdf XXXXXX - XXXXXXXX.pdf			XX	Investment	Refinance	No Cash Out - Borrower Initiated	XXX	N/A	N/A
XXXX	20250204011	Closed	2024-03-07 19:48	2024-03-13 17:18	Waived	2 - Non-Material	Credit	Missing Doc	Income verification - Bank Statements Incomplete 1 (Borrower)
Waived-Exception approval, dated XX/XX/XXXX, provided reflecting LTV/Low DTI and significantly increasing deposits and verified in loan file. - Due Diligence Vendor-03/13/2024
Ready for Review-Document Uploaded. Exception granted for 12 months bank statements, based on the history of significantly increasing deposits. - Seller-03/08/2024
Open-Guidelines require 12 months' bank statements to verify income. There are missing or incomplete statements for the borrower. Lender guidelines for self-employed business operating <24 months using 12 months bank statements require monthly deposits to be consistent and stable. The Uniform Underwriting and Transmittal Summary comments state a lender exception was requested to utilize 12 months deposits where the deposits only show consistency for 8 months. No evidence the exception was granted.  - Due Diligence Vendor-03/07/2024
											Ready for Review-Document Uploaded. Exception granted for 12 months bank statements, based on the history of significantly increasing deposits. - Seller-03/08/2024	Waived-Exception approval, dated XX/XX/XXXX, provided reflecting LTV/Low DTI and significantly increasing deposits and verified in loan file. - Due Diligence Vendor-03/13/2024	Exception for 12 months bank statements.pdf		LTV/Low DTI and significantly increasing deposits and verified in loan file	XX	Investment	Refinance	No Cash Out - Borrower Initiated	XXX	Originator Pre-Close	Yes
XXXX	20250204022	Closed	2024-03-18 06:16	2024-03-21 21:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024 Open-RESPA: AfBA Disclosure is Missing - Due Diligence Vendor-03/18/2024		Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024			This finding is non-material and will be rated a B for all agencies.	XX	Second Home	Refinance	Cash Out - Debt Consolidation	XXX	Investor Post-Close	No
XXXX	20250204022	Closed	2024-03-20 19:56	2024-03-20 19:56	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.    This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.
 - Due Diligence Vendor-03/20/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance.    This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.
 - Due Diligence Vendor-03/20/2024

																XX	Second Home	Refinance	Cash Out - Debt Consolidation	XXX	Investor Post-Close	No
XXXX	20250204022	Closed	2024-03-18 06:50	2024-03-20 19:55	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/20/2024

Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/20/2024

Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/18/2024
												Resolved-Document Uploaded. - Due Diligence Vendor-03/20/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/20/2024	XXXXXXXX_RDA.pdf			XX	Second Home	Refinance	Cash Out - Debt Consolidation	XXX	N/A	N/A
XXXX	20250204003	Closed	2024-03-16 20:58	2024-03-21 21:45	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-Acknowledged by Client.
 - Due Diligence Vendor-03/21/2024

Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.  - Due Diligence Vendor-03/16/2024
												Acknowledged-Acknowledged by Client. - Due Diligence Vendor-03/21/2024				XX	Second Home	Purchase	NA	XXX	Investor Post-Close	No